DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [Abstract]
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Yamana Gold Inc. is the ultimate parent company of its consolidated group ("Yamana" or "the Company”). The Company, incorporated and domiciled in Canada, is a precious metals producer with significant gold and silver production, development stage properties, and exploration properties and land positions throughout the Americas, including Canada, Brazil, Chile and Argentina. Yamana plans to continue to build on this base through expansion and optimization initiatives at existing operating mines, development of new mines, the advancement of its exploration properties and, at times, by targeting other consolidation opportunities with a primary focus in the Americas.

The Company’s registered office is Royal Bank Plaza, North Tower, Suite 2200 - 200 Bay Street, Toronto, Ontario, M5J 2J3. The Company is listed on the Toronto Stock Exchange (Symbol: YRI) and the New York Stock Exchange (Symbol: AUY).

The Company's principal producing mining properties are comprised of the Canadian Malartic mine in Canada (50% interest); the Jacobina mine in Brazil; the El Peñón and Minera Florida mines in Chile; and the Cerro Moro mine in Argentina. At December 31, 2019, the Company's significant projects include the Agua Rica project in Argentina.

On April 15, 2019, the Company entered into a definitive agreement to sell its 100% owned Chapada copper-gold mine located in Brazil to Lundin Mining Corporation ("Lundin"), and completed the sale on July 5, 2019. Refer to Note 6 for further details.